Note 8 - Fair Value Non recurring Measurement Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non Recurring Measurement Of Assets Line Items
Assets	€ 690,059	€ 731,856	€ 749,855
Non recurring Fair Value Measurement Member | Level 2 Of Fair Value Hierarchy [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Housing Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	3,085	2,059	2,192
Non recurring Fair Value Measurement Member | Level 2 Of Fair Value Hierarchy [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Offices Warehouses And Other Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	661	326	353
Non recurring Fair Value Measurement Member | Level 2 Of Fair Value Hierarchy [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Land Member
Non Recurring Measurement Of Assets Line Items
Assets	855	0	12
Non recurring Fair Value Measurement Member | Level 2 Of Fair Value Hierarchy [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Total [Member]
Non Recurring Measurement Of Assets Line Items
Assets	4,600	2,385	2,557
Non recurring Fair Value Measurement Member | Level 2 Of Fair Value Hierarchy [Member] | Inventories [Member] | Housing Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	21	903	1,452
Non recurring Fair Value Measurement Member | Level 2 Of Fair Value Hierarchy [Member] | Inventories [Member] | Offices Warehouses And Other Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	27	620	647
Non recurring Fair Value Measurement Member | Level 2 Of Fair Value Hierarchy [Member] | Inventories [Member] | Land Member
Non Recurring Measurement Of Assets Line Items
Assets	0	0	0
Non recurring Fair Value Measurement Member | Level 2 Of Fair Value Hierarchy [Member] | Inventories [Member] | Total [Member]
Non Recurring Measurement Of Assets Line Items
Assets	48	1,523	2,099
Non recurring Fair Value Measurement Member | Level 3 Of Fair Value Hierarchy [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Housing Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	226	301	98
Non recurring Fair Value Measurement Member | Level 3 Of Fair Value Hierarchy [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Offices Warehouses And Other Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	98	105	53
Non recurring Fair Value Measurement Member | Level 3 Of Fair Value Hierarchy [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Land Member
Non Recurring Measurement Of Assets Line Items
Assets	130	150	236
Non recurring Fair Value Measurement Member | Level 3 Of Fair Value Hierarchy [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Total [Member]
Non Recurring Measurement Of Assets Line Items
Assets	454	556	388
Non recurring Fair Value Measurement Member | Level 3 Of Fair Value Hierarchy [Member] | Inventories [Member] | Housing Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	0	0	0
Non recurring Fair Value Measurement Member | Level 3 Of Fair Value Hierarchy [Member] | Inventories [Member] | Offices Warehouses And Other Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	0	0	0
Non recurring Fair Value Measurement Member | Level 3 Of Fair Value Hierarchy [Member] | Inventories [Member] | Land Member
Non Recurring Measurement Of Assets Line Items
Assets	18	1,591	2,056
Non recurring Fair Value Measurement Member | Level 3 Of Fair Value Hierarchy [Member] | Inventories [Member] | Total [Member]
Non Recurring Measurement Of Assets Line Items
Assets	18	1,591	2,056
Non recurring Fair Value Measurement Member | Total [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Housing Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	3,310	2,360	2,291
Non recurring Fair Value Measurement Member | Total [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Offices Warehouses And Other Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	759	431	406
Non recurring Fair Value Measurement Member | Total [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Land Member
Non Recurring Measurement Of Assets Line Items
Assets	984	150	248
Non recurring Fair Value Measurement Member | Total [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member] | Total [Member]
Non Recurring Measurement Of Assets Line Items
Assets	5,054	2,941	2,945
Non recurring Fair Value Measurement Member | Total [Member] | Inventories [Member] | Housing Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	21	903	1,452
Non recurring Fair Value Measurement Member | Total [Member] | Inventories [Member] | Offices Warehouses And Other Member [Member]
Non Recurring Measurement Of Assets Line Items
Assets	27	620	647
Non recurring Fair Value Measurement Member | Total [Member] | Inventories [Member] | Land Member
Non Recurring Measurement Of Assets Line Items
Assets	18	1,591	2,056
Non recurring Fair Value Measurement Member | Total [Member] | Inventories [Member] | Total [Member]
Non Recurring Measurement Of Assets Line Items
Assets	€ 65	€ 3,114	€ 4,155